Shareholder Fees (Vanguard Institutional Total Stock Market Index Fund Institutional)	Vanguard Institutional Total Stock Market Index Fu Vanguard Institutional Total Stock Market Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Vanguard Institutional Total Stock Market Index Fu Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none